UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.9%
AUSTRALIA 5.0%
REAL ESTATE
DIVERSIFIED 0.0%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
RETAIL 5.0%
Federation Centres(a)	3,915,166	7,560,346
Scentre Group(a)	3,177,357	8,745,038
Westfield Corp.(a)	1,244,211	8,755,138
		25,060,522
TOTAL AUSTRALIA		25,060,522
BERMUDA 0.8%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(b)	403,773	4,082,145
FRANCE 5.0%
REAL ESTATE
DIVERSIFIED 1.2%
Fonciere des Regions(a)	71,406	6,226,228
RETAIL 3.8%
Klepierre(a)	424,965	19,260,401
TOTAL FRANCE		25,486,629
GERMANY 2.8%
REAL ESTATE
OFFICE 0.8%
Alstria Office REIT AG(a),(b)	285,346	3,713,729
RESIDENTIAL 2.0%
Deutsche Wohnen AG(a)	382,826	10,238,468
TOTAL GERMANY		13,952,197
HONG KONG 8.2%
REAL ESTATE
DIVERSIFIED 4.9%
Cheung Kong Property Holdings Ltd.(a)	655,000	4,798,738
Henderson Land Development Co., Ltd.(a)	244,000	1,462,208
New World Development Co., Ltd.(a)	7,670,936	7,460,646
Sun Hung Kai Properties Ltd.(a)	846,245	11,037,837
		24,759,429

	Number of Shares	Value
OFFICE 1.6%
Hongkong Land Holdings Ltd. (USD)(a)	1,214,371	$8,041,320
RETAIL 1.7%
Link REIT(a)	1,580,500	8,680,851
TOTAL HONG KONG		41,481,600
ITALY 1.0%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)(a)	6,656,947	5,171,596
JAPAN 10.3%
REAL ESTATE
DIVERSIFIED 6.3%
Mitsubishi Estate Co., Ltd. (a)	455,000	9,294,515
Mitsui Fudosan Co., Ltd.(a)	554,833	15,208,736
Mori Hills REIT Investment Corp.(a)	3,347	3,939,744
Nomura Real Estate Master Fund(a)	2,621	3,313,102
		31,756,097
INDUSTRIALS 0.6%
GLP J-REIT(a)	3,178	3,040,788
OFFICE 1.4%
Hulic REIT(a)	5,520	7,290,055
RETAIL 2.0%
AEON Mall Co., Ltd.(a)	225,500	3,463,978
Japan Retail Fund Investment Corp.(a)	3,309	6,402,447
		9,866,425
TOTAL JAPAN		51,953,365
NETHERLANDS 3.9%
REAL ESTATE
DIVERSIFIED 0.9%
Nieuwe Steen Investments NV(a)	1,209,433	4,689,449
RETAIL 3.0%
Wereldhave NV(a)	260,018	15,008,612
TOTAL NETHERLANDS		19,698,061

	Number of Shares	Value
SINGAPORE 1.7%
REAL ESTATE
DIVERSIFIED 0.9%
Capitaland Ltd.(a)	2,362,700	$4,461,293
INDUSTRIALS 0.8%
Global Logistic Properties Ltd.(a)	2,829,413	4,067,865
TOTAL SINGAPORE		8,529,158
SPAIN 0.9%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(a),(b)	252,706	3,514,598
Lar Espana Real Estate Socimi SA	107,247	1,024,613
TOTAL SPAIN		4,539,211
UNITED KINGDOM 5.8%
REAL ESTATE
DIVERSIFIED 2.0%
Land Securities Group PLC(a)	523,459	9,979,187
OFFICE 0.7%
Derwent London PLC(a)	70,399	3,880,445
RETAIL 2.0%
Hammerson PLC(a)	1,073,696	10,138,545
SELF STORAGE 1.1%
Big Yellow Group PLC(a)	493,584	5,410,997
TOTAL UNITED KINGDOM		29,409,174
UNITED STATES 53.5%
REAL ESTATE
DIVERSIFIED 4.1%
Gramercy Property Trust	223,009	4,631,897
Vornado Realty Trust	175,834	15,898,910
		20,530,807
HEALTH CARE 6.2%
HCP	129,117	4,809,608
Omega Healthcare Investors	366,417	12,879,558
Welltower	201,078	13,617,002
		31,306,168
HOTEL 2.1%
Host Hotels & Resorts	448,632	7,092,872

	Number of Shares	Value
Sunstone Hotel Investors	273,472	$3,618,034
		10,710,906
OFFICE 6.9%
BioMed Realty Trust	317,864	6,350,923
Douglas Emmett	187,780	5,393,042
Empire State Realty Trust, Class A	248,486	4,231,716
Kilroy Realty Corp.	94,635	6,166,417
SL Green Realty Corp.	116,350	12,584,416
		34,726,514
RESIDENTIAL 13.4%
APARTMENT 11.6%
Apartment Investment & Management Co.	336,517	12,457,860
Education Realty Trust	153,116	5,045,172
Equity Residential	261,651	19,655,223
Mid-America Apartment Communities	65,198	5,337,760
Starwood Waypoint Residential Trust	152,998	3,645,942
UDR	369,127	12,727,499
		58,869,456
MANUFACTURED HOME 1.8%
Sun Communities	135,014	9,148,549
TOTAL RESIDENTIAL		68,018,005
SELF STORAGE 6.1%
Extra Space Storage	184,527	14,238,104
Public Storage	78,113	16,531,054
		30,769,158
SHOPPING CENTERS 13.0%
COMMUNITY CENTER 4.6%
DDR Corp.	686,680	10,561,138
Regency Centers Corp.	207,956	12,924,466
		23,485,604
FREE STANDING 1.0%
Spirit Realty Capital	547,612	5,005,173
REGIONAL MALL 7.4%
Macerich Co. (The)	62,210	4,778,972

		Number of Shares	Value
Simon Property Group		177,058	$32,529,096
			37,308,068
TOTAL SHOPPING CENTERS			65,798,845
SPECIALTY 1.7%
CyrusOne		133,683	4,366,087
QTS Realty Trust, Class A		99,164	4,332,475
			8,698,562
TOTAL UNITED STATES			270,558,965
TOTAL COMMON STOCK (Identified cost—$469,847,064)			499,922,623
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		1,400,000	1,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,000)			1,400,000
TOTAL INVESTMENTS (Identified cost—$471,247,064)	99.2%		501,322,623
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		3,898,777
NET ASSETS (Equivalent to $24.29 per share based on 20,799,025 shares of common stock outstanding)	100.0%		$505,221,400

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 44.4% of the net assets of the Fund, 43.7% of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Non-income producing security.

(c)     Illiquid security.  Aggregate holdings equal 0.0% of the net assets of the Fund.

(d)    Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets

Diversified	22.2
Retail	17.5
Residential	15.4
Shopping Centers	13.0
Office	11.4
Self Storage	7.2
Health Care	6.2
Hotel	2.9
Specialty	1.7
Industrials	1.4
Other	1.1
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of September 30, 2015, there were $7,656,238 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2015.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Australia	$25,060,522	$—	$25,060,522	$—	(a)
Bermuda	4,082,145	4,082,145	—	—
Japan	51,953,365	—	48,640,263	3,313,102	(b)
Spain	4,539,211	1,024,613	3,514,598	—
United States	270,558,965	270,558,965	—	—
Other Countries	143,728,415	—	143,728,415	—
Short-Term Investments	1,400,000	—	1,400,000	—
Total Investments(c)	$501,322,623	$275,665,723	$222,343,798	$3,313,102

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value  procedures and classified as a Level 3 security.

(b) Fair valued, pursuant to the Fund’s fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Japan
Balance as of December 31, 2014	$—
Transfers in to Level 3(a)	3,313,102
Balance as of September 30, 2015	$3,313,102

(a) As of December 31, 2014, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments.

The change in unrealized depreciation attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(113,454).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Fair Value at September 30, 2015	Valuation Technique	Unobservable Inputs	Input Values
Common Stock :
Japan	$3,313,102	Market Approach	Last Traded Price Market Index Adjustment	152,800 JPY -0.76%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—Japan is the last traded price and market index adjustment. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.  Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$471,247,064
Gross unrealized appreciation	$54,538,450
Gross unrealized depreciation	(24,462,891)
Net unrealized appreciation	$30,075,559

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015